Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	China Grand Resorts, Inc.
Entity Central Index Key	0000860543
Document Type	10-Q
Document Period End Date	Jun. 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	3,272,311
Amendment Description	10-Q A-1
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011